UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MARCH 31, 2012 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON DECEMBER 31, 2012.

Report for the Calendar Year or Quarter Ended: MARCH 31, 2012

Check here if Amendment           [X]; Amendment Number: 3
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Hnilo
Title: Managing Director, General Counsel, A&Q
Phone: (312)525-5243

Signature, Place, and Date of Signing:

/s/ James Hnilo, CHICAGO, IL   FEBRUARY 13, 2013

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  6
Form 13F Information Table Value Total:  $344887
					 (x1000)

List of Other Included Managers:  None


NAME OF    TITLE CUSIP     VALUE    SHRS       SH PUT  INVEST  OT VOTING AUTHOR
ISSUER     OF              (x       OR         /  /    MENT    H  SOLE       S N
           CLASS           $1000)   PRN        PR CALL DISCRE  M             H O
                                    AMT        N       TION    GR            A N
ABOVENET I COM   00374N107 22836    275800     SH      DEFINED    275800     0 0
GOODRICH C COM   382388106 85901    684800     SH CALL DEFINED    684800     0 0
GOODRICH C COM   382388106 204492   1630201    SH      DEFINED    1630201    0 0
QUEST SOFT COM   74834T103 2327     100000     SH      DEFINED    100000     0 0
SOLUTIA IN COMNE 834376501 11109    397600     SH      DEFINED    397600     0 0
TAM SA     SPADR 87484D103 18222    725100     SH      DEFINED 	  725100     0 0